SCHEDULE OF CASH AND RESTRICTED CASH (Details) - USD ($)	Apr. 25, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash	$ 3,640,000	$ 4,573,996	$ 2,009,687	$ 5,895,565
Restricted cash - current			1,567,500
Restricted cash - non-current		1,920,000	420,000	1,500,000
Total Cash and Restricted cash		$ 6,493,996	$ 3,997,187	$ 7,395,565